--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200
================================================================================





Dear Shareholder:



We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 1999.

The Fund had net assets of $73,310,928 and 1,000 active shareholders as of August 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Other Tax Exempt Investments (12.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000   Florida Housing Corporation Homeowners Mortgage                  03/31/00     3.06%  $  4,000,942   VMIG-1
   1,000,000   Orange County, FL HFA - Series 1999A-3                           06/01/00     3.40      1,000,000    MIG-1
   1,300,000   School District of Forsyth County, GA TAN (b)                    12/31/99     3.20      1,300,524
   2,000,000   School District of Gwinnett County, GA
               (Construction Sales Tax Notes)                                   12/31/99     3.10      2,002,079    MIG-1
   1,140,000   Town of Hilton Head Island, SC GO - Series 1999(b)               12/30/99     3.20      1,140,000
 -----------                                                                                        ------------
   9,440,000   Total Other Tax Exempt Investments                                                      9,443,545
 -----------                                                                                        ------------
Other Variable Rate Demand Instruments (c) (61.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
               LOC NationsBank                                                  11/01/22     3.40%  $  1,000,000            A1+
     400,000   Industrial Development Board of City of Decatur, FL
               (Solid Waste Amoco Oil Co.)                                      05/01/25     3.05        400,000     P1     A1+
   2,350,000   City of Gainsville, FL IDRB (Heat - Pipe Technology, Inc. Project)
               LOC Amsouth Bank                                                 05/01/18     3.40      2,350,000    Aa3
     500,000   City of Tampa, FL Occupation License Tax Boards - Series 1996A
               Insured By FGIC                                                  10/01/18     3.30        500,000   VMIG-1   A1+
   4,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
               LOC National Bank of Detroit                                     07/01/04     3.35      4,115,000            A1+
   1,180,000   Florida Development Finance Company (Intrepid Powerboats, Inc.)(b)
               LOC Sun Trust Bank                                               06/01/23     3.45      1,180,000
   1,000,000   Florida HFA (Caribbean Key) - Series F
               LOC Key Bank                                                     06/01/26     3.30      1,000,000   VMIG-1
   1,000,000   Florida HFA (Heron Park Project) - Series V
               LOC NationsBank                                                  12/01/29     3.40      1,000,000   VMIG-1
   1,345,000   Florida HFA (Multifamily) - Series E
               LOC Comerica Bank                                                04/01/26     3.35      1,345,000            A1
   1,000,000   Florida HFA (Tiffany Club Project)
               LOC NationsBank                                                  09/01/26     3.30      1,000,000   VMIG-1
     580,000   Gulf Breeze, FL RB - Series 1985B
               Insured By FGIC                                                  12/01/15     3.25        580,000   VMIG-1   A1+
    995,000    Gulf Breeze, FL RB - Series 1985C
               Insured By FGIC                                                  12/01/15     3.25        995,000   VMIG-1   A1+
  2,700,000    Highlands County, FL Health Facility Authority RB
               (Adventist Health System/Sunbolt Inc.) - Series 1996B
               LOC Capital Markets Assurance Corp.                              10/01/26     3.30      2,700,000   VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   Highlands County, FL IDRB - Series 1997(b)
               LOC PNC Bank, N.A.                                               12/01/17     3.40%  $  2,500,000
   2,100,000   Hillsborough County, FL(IMC Fertilizer Inc. Project)
               LOC Rabobank Nederland                                           02/01/04     3.25      2,100,000     P1
   1,000,000   Illinois HEFA (Northwestern Memorial Hospital)                   08/15/25     2.95      1,000,000   VMIG-1   A1+
     900,000   Indian River County, FL IDRB (Florida Convention Centers Project)
               LOC Toronto-Dominion Bank                                        01/01/11     3.45        900,000     P1
     600,000   Jackson County, MS (Chevron USA Inc. Proj.)                      12/15/24     3.10        600,000     P1
     150,000   King George County, VA (Birchwood Power Partners)
               LOC Credit Suisse First Boston                                   10/01/24     3.05        150,000            A1+
   1,650,000   Marion County, FL IDA
               (Hamilton Products, Incorporation Project) - Series 1995(b)
               LOC Comerica Bank                                                11/01/15     3.50      1,650,000
   2,000,000   Miami-Dade County, FL IDA Professional Modification
               LOC Bankers Trust Company                                        08/01/18     3.35      2,000,000            A1
   2,300,000   Ocean Highway & Port Authority, FL RB - Series 1990
               LOC ABN AMRO Bank N.V.                                           12/01/20     3.35      2,300,000   VMIG-1
   2,100,000   Ocean Highway & Port Authority, FL RB
               (Port, Airport & Marina Improvement)
               LOC ABN AMRO Bank N.V.                                           12/01/20     3.35      2,100,000   VMIG-1   A1+
   2,950,000   Okeechobee County, FL Solid Waste
               (Chambers Waste System of Florida)
               LOC Morgan Guaranty Trust Company                                03/01/06     3.35      2,950,000            A1+
   1,000,000   Orange County, FL Health Facilities Authority RB
               (Adventist Health System/Sunbelt Obligation)
               LOC Rabobank Nederland                                           11/15/26     3.25      1,000,000            A1+
     900,000   Orange County, FL IDRB
               (Florida Convention Centers Project) - Series A
               LOC Toronto-Dominion Bank                                        01/01/11     3.40        900,000     P1
   3,500,000   Pinellas County, FL HFA MFHB (Foxbrid)
               Collateralized by Federal National Mortgage Association          06/15/25     3.30      3,500,000            A1+
   1,000,000   Pinellas County, FL Industry Council IDRB
               (Genca Corporation Project)(b)
               LOC PNC Bank, N.A.                                               11/01/09     3.40      1,000,000
     900,000   Polk County, FL IDRB (Florida Convention Center Project)
               LOC Toronto-Dominion Bank                                        01/01/11     3.40        900,000     P1
   1,200,000   St. Lucie County, FL SolidWaste RB (Florida Power & Light)       01/01/27     3.10      1,200,000   VMIG-1   A1+
 -----------                                                                                        ------------
  44,915,000   Total Other Variable Rate Demand Instruments                                           44,915,000
 -----------                                                                                        ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Put Bonds (d) (4.51%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,300,000   Davis County, UT TRAN (b)                                        12/29/99     3.20%  $  2,304,406
   1,000,000   Putnam County, FL Development Authority
               (Seminole Electric) - Series 1984 D
               LOC National Rural Utilities Cooperative Finance Corporation     09/15/99     3.00      1,000,000   VMIG-1   A1+
 -----------                                                                                        ------------
   3,300,000   Total Put Bonds                                                                         3,304,406
 -----------                                                                                        ------------
Tax Exempt Commercial Paper (20.66%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   Jacksonville, FL Electric Authority - Series A                   10/12/99     3.30%  $  2,500,000     P1     A1+
   1,000,000   Palm Beach County, FL HFA
               Insured by MBIA Insurance Corp.                                  10/15/99     3.35      1,000,000   VMIG-1   A1+
   2,200,000   Palm Beach County, FL HFA
               Insured by MBIA Insurance Corp.                                  10/15/99     3.30      2,200,000   VMIG-1   A1+
   2,150,000   Sarasota County Public Hospital District RB
               (Sarasota Memorial Hospital)
               LOC Sun Trust Bank                                               11/16/99     3.25      2,150,000   VMIG-1   A1+
   4,200,000   St. Lucie County, FL PCRB (Florida Power & Light)                10/20/99     3.25      4,200,000   VMIG-1   A1+
   2,000,000   Sunshine State Government Finance Commission RB - Series 1986
               Insured By FGIC                                                  10/21/99     3.35      2,000,000            A1+
   1,100,000   West Orange Memorial Tax District RB - Series 1991A
               LOC Rabobank Nederland                                           09/09/99     3.40      1,100,000   VMIG-1
 -----------                                                                                        ------------
  15,150,000   Total Tax Exempt Commercial Paper                                                      15,150,000
 -----------                                                                                        ------------
               Total Investments (99.32%) (Cost $72,812,951+)                                       $ 72,812,951
               Cash and Other Assets in Excess of Liabilities(0.68%)                                     497,977
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $ 73,310,928
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 48,862,962 Share Outstanding (Note 3)                                $       1.00
                                                                                                    ============
               Class B Shares, 24,447,966 Share Outstanding (Note 3)                                $       1.00
                                                                                                    ============

               +    Aggregate cost for federal income tax purposes is identical.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================








FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.


(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:

     FGIC       =   Financial Guaranteed Insurance Company             MFHB     =   Multi-Family Housing Board
     GO         =   General Obligations                                PCRB     =   Pollution Control Revenue Bond
     HEFA       =   Health and Education Facilities Authority          RB       =   Revenue Bond
     HFA=       Housing Finance Authority                              TAN      =   Tax Anticipation Note
     IDA=       Industrial Development Authority                       TRAN     =   Tax and Revenue Anticipation Note
     IDRB       =   Industrial Development Revenue Bond
     LOC=       Letter of Credit









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1999

================================================================================

INVESTMENT INCOME
Income:
    Interest.................................................................... $      3,085,635
                                                                                 ----------------
 Expenses: (Note 2)
    Investment management fee...................................................          375,213
    Administration fee..........................................................          196,987
    Shareholder servicing fee (Class A).........................................          161,198
    Custodian fee...............................................................           16,844
    Shareholder servicing and related shareholder expenses......................           49,030
    Legal, compliance and filing fees...........................................           31,451
    Audit and accounting........................................................           65,665
    Trustees' fees..............................................................            6,161
    Amortization of organization expenses.......................................           11,443
    Other.......................................................................            8,296
                                                                                 ----------------
       Total expenses...........................................................          922,288
       Less: Fees waived (Note 2)............................................... (        271,869)
                                                                                 ----------------
       Net expenses.............................................................          650,419
                                                                                 ----------------
 Net investment income..........................................................        2,435,216

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................          -0-
                                                                                 ----------------
 Increase in net assets from operations......................................... $      2,435,216
                                                                                 ================





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1999 AND 1998

================================================================================





                                                                              1999                      1998
                                                                       -----------------         ------------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income........................................    $        2,435,216        $         3,938,702

     Net realized gain (loss) on investments......................              -0-                           5,663
                                                                       -----------------         ------------------

 Increase in net assets from operations...........................             2,435,216                  3,944,365

 Dividends to shareholders from:

     Net investment income:

     Class A......................................................    (        1,620,048)*      (         3,272,717)*

     Class B......................................................    (          815,168)*      (           665,985)*

     Net realized gain on investments:

     Class A......................................................    (            1,463)       (         --       )

     Class B......................................................    (              303)       (         --       )

 Transactions in shares of beneficial interest (Note 3):

     Class A......................................................    (       70,890,088)                23,066,896

     Class B......................................................    (          601,324)                13,266,676
                                                                       -----------------         ------------------

         Total increase (decrease)................................    (       71,493,178)                36,339,235

 Net assets:
     Beginning of year............................................           144,804,106                108,464,871
                                                                       -----------------         ------------------
     End of year..................................................    $       73,310,928        $       144,804,106
                                                                       =================         ==================

     *   Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.
Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 1999 the Manager voluntarily waived investment management fees and administration fees of $84,262 and $187,607, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $31,326 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Transactions in Shares of Beneficial Interest.

At August 31, 1999, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $73,310,928. Transactions, all at $1.00 per share, were as follows:

     Class A                                               Year Ended                         Year Ended
                                                         August 31, 1999                   August 31, 1998
                                                         ---------------                   ---------------
     Sold............................................        155,272,178                       320,606,336
     Issued on reinvestment of dividends.............          1,502,955                         3,368,914
     Redeemed........................................   (    227,665,221)                 (    300,908,354)
                                                         ---------------                   ---------------
     Net increase (decrease).........................   (     70,890,088)                       23,066,896
                                                         ===============                   ===============

     Class B                                               Year Ended                         Year Ended
                                                         August 31, 1999                   August 31, 1998
                                                         ---------------                   ---------------
     Sold............................................        193,141,234                       133,547,316
     Issued on reinvestment of dividends.............            776,131                           633,588
     Redeemed........................................   (    194,518,689)                 (    120,914,228)
                                                         ---------------                   ---------------
     Net increase (decrease).........................   (        601,324)                       13,266,676
                                                         ===============                   ===============


4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.
                                                                      Year Ended August 31,                       Period Ended
                                                         -----------------------------------------------        -----------------
 Class A                                                   1999         1998         1997         1996          August 31, 1995**
 -------                                                 --------     --------     --------     --------        -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...............     $  1.00      $  1.00      $  1.00      $  1.00             $  1.00
                                                         --------     --------     --------     --------            --------
 Income from investment operations:
     Net investment income..........................        0.025        0.029        0.030        0.031               0.032
 Less distributions:
     Dividends from net investment income...........     (  0.025)    (  0.029)    (  0.030)    (  0.031)           (  0.032)
                                                          -------      -------      -------      -------             -------
 Net asset value, end of period.....................     $  1.00      $  1.00      $  1.00      $  1.00             $  1.00
                                                         ========     ========     ========     ========            ========
 Total Return.......................................        2.50%        2.92%        3.08%        3.09%               3.60%*
 Ratios/Supplemental Data
 Net assets, end of period (000)....................     $ 48,863     $119,754     $ 96,683     $ 36,758            $ 20,974
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements).......        0.78%        0.75%        0.57%        0.56%               0.40%*
 Net investment income..............................        2.51%        2.86%        3.03%        3.05%               3.54%*
 Expenses paid indirectly...........................        --           --           --           0.06%               --
 Management and Administration fees waived and
    expense reimbursed..............................        0.29%        0.27%        0.51%        0.67%               0.95%*

                                                                      Year Ended August 31,                       Period Ended
                                                         -----------------------------------------------        -----------------
 Class B                                                   1999         1998         1997         1996          August 31, 1995**
 -------                                                 --------     --------     --------     --------        -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...............     $  1.00      $  1.00      $  1.00      $  1.00             $  1.00
                                                         --------     --------     --------     --------            --------
 Income from investment operations:
     Net investment income..........................        0.028        0.032        0.033        0.033               0.036
 Less distributions:
     Dividends from net investment income...........     (  0.028)    (  0.032)    (  0.033)    (  0.033)           (  0.036)
                                                          -------      -------      -------      -------             -------
 Net asset value, end of period.....................     $  1.00      $  1.00      $  1.00      $  1.00             $  1.00
                                                         ========     ========     ========     ========            ========
 Net asset value, end of period.....................     $  1.00      $  1.00      $  1.00      $  1.00             $  1.00
 Total Return.......................................        2.80%        3.22%        3.34%        3.35%               3.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000)....................     $ 24,448     $ 25,050     $ 11,782     $  9,611            $ 10,174
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements).......        0.50%        0.46%        0.30%        0.31%               0.14%*
 Net investment income..............................        2.78%        3.16%        3.27%        3.34%               3.78%*
 Expenses paid indirectly...........................        --           --           --           0.06%               --
 Management and Administration fees waived and
    expense reimbursed..............................        0.29%        0.27%        0.51%        0.67%               0.95%*

 *  Annualized
 ** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.


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FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including the financial highlights for each of the three years in the period then ended and for the period from September 19, 1994 (Commencement of Operations) to August 31, 1995, were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.









  PricewaterhouseCoopers LLP
  New York, New York
  September 30, 1999





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FLORIDA DAILY MUNICIPAL INCOME FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================






On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.





















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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL899A

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

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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND






                                  Annual Report
                                 August 31, 1999




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